                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment: [ ]; Amendment Number: _____________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts 02110

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina DiMento
Title:   Vice President
Phone:   617-526-8990

Signature, Place, and Date of Signing:


Gina DiMento                                Boston, MA              2/14/08
------------------------------------     -------------------   -----------------
    [Signature]                            [City, State]             [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
--------------------               ----

28-___________________________     ___________________________________

[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           93
Form 13F Information Table Value Total:   $1,332,279
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

     COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6     COLUMN 7          COLUMN 8
------------------    --------------   --------   --------    ------------------   ----------    --------    --------------------
                                                    VALUE     SHRS OR  SH/  PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION    MANAGERS    SOLE   SHARED   NONE
------------------    --------------   --------   --------    -------  ---  ----   ----------    --------    ----   ------   ----

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------

[Repeat as necessary.]


                                    FORM 13F

                                                                  (SEC USE ONLY)

As of December 31, 2007  Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                                                        ITEM 8
                                                                      ITEM 5:            ITEM 6:                   VOTING AUTHORITY
         ITEM 1:          ITEM 2:     ITEM 3:       ITEM 4:         SHARES OF     INVESTMENT DISCRETION  ITEM 7:       (SHARES)
--------------------------------------------------------------- ----------------- --------------------- -------- -------------------
                                                                                          (B)
                                                                                        SHARED-
                                                                             SHR/         AS
                                                                             PRN/       DEFINED   (C)   MANAGERS
                                       CUSIP      FAIR MARKET     PRINCIPAL  PUT/  (A)    IN    SHARED-    SEE      (A)    (B)   (C)
     NAME OF ISSUER   TITLE OF CLASS   NUMBER        VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE  SHARED NONE
--------------------- -------------- --------- ---------------- ------------ ---- ---- -------- ------- -------- ------- ------ ----
Activision Inc.           Common     004930202     1,485,000.00    50,000.00 SHR    X                              50000
Airtran Holdings,
   Inc.                   Common     00949P108    12,530,000.00 1,750,000.00 SHR    X                            1750000
Allegiant Travel
   Company                Common     01748X102    88,792,085.24 2,762,666.00 SHR    X                            2762666
Allot Communications
   Ltd                    Common     M0845Q105     1,782,787.25   367,585.00 SHR    X                             367585
AmDocs Limited            Common     G02602103     1,723,500.00    50,000.00 SHR    X                              50000
AmerisourceBergen
   Corp                   Common     03073E105    47,113,500.00 1,050,000.00 SHR    X                            1050000
Asia Pacific Wire &
   Cable Ltd              Common     G0535E106     3,537,393.60   680,268.00 SHR    X                             680268
Avis Budget Group,
   Inc.                   Common     053774105     1,935,700.00   148,900.00 SHR    X                             148900
Aware, Inc. MASS          Common     05453N100       195,699.00    46,595.00 SHR    X                              46595
Bally Technologies
   Inc                    Common     05874B107    58,933,116.00 1,185,300.00 SHR    X                            1185300
Bank of America Corp      Common     060505104    14,441,000.00   350,000.00 SHR    X                             350000
Bluefly Inc               Common     096227103     1,325,032.50 1,766,710.00 SHR    X                            1766710
Boyd Gaming
   Corporation            Common     103304101     1,420,719.00    41,700.00 SHR    X                              41700
Cbeyond
   Communications,
   Inc.                   Common     149847105     8,129,415.00   208,500.00 SHR    X                             208500
CKE Restaurants           Common     12561E105     9,570,000.00   725,000.00 SHR    X                             725000
Centillium Comm Inc.      Common     152319109       477,692.75   415,385.00 SHR    X                             415385
Charles Schwab
   Corporation            Common     808513105     2,555,000.00   100,000.00 SHR    X                             100000
Citigroup Inc.            Common     172967101     7,757,440.00   263,500.00 SHR    X                             263500
Clear Channel
   Communications         Common     184502102    12,490,406.12   361,831.00 SHR    X                             361831
Conexant Systems Inc      Common     207142100     3,152,211.35 3,797,845.00 SHR    X                            3797845
Continental Airlines
   Inc.               Class B Common 210795308    15,203,425.00   683,300.00 SHR    X                             683300
DDI Corp                  Common     233162502       919,497.23   163,321.00 SHR    X                             163321
Delta Air Lines, Inc.     Common     247361702    16,379,000.00 1,100,000.00 SHR    X                            1100000
Echostar
   Communications     Class A Common 278762109    41,492,000.00 1,100,000.00 SHR    X                            1100000
Emrise Corporation        Common     29246J101       366,154.33   600,253.00 SHR    X                             600253
Espeed Inc.               Common     296643109    15,724,639.30 1,391,561.00 SHR    X                            1391561
Expedia Inc.              Common     30212P105    21,449,363.76   678,348.00 SHR    X                             678348
ExpressJet Holdings
   Inc.               Class A Common 30218U108     6,106,982.64 2,462,493.00 SHR    X                            2462493
Formfactor Inc.           Common     346375108    12,082,095.80   365,018.00 SHR    X                             365018
Google Inc                Common     38259P508    51,861,000.00    75,000.00 SHR    X                              75000

                                    FORM 13F

                                                                  (SEC USE ONLY)

As of December 31, 2007  Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                                                        ITEM 8
                                                                      ITEM 5:            ITEM 6:                   VOTING AUTHORITY
         ITEM 1:          ITEM 2:     ITEM 3:       ITEM 4:         SHARES OF     INVESTMENT DISCRETION  ITEM 7:       (SHARES)
--------------------------------------------------------------- ----------------- --------------------- -------- -------------------
                                                                                          (B)
                                                                                        SHARED-
                                                                             SHR/         AS
                                                                             PRN/       DEFINED   (C)   MANAGERS
                                       CUSIP      FAIR MARKET     PRINCIPAL  PUT/  (A)    IN    SHARED-    SEE      (A)    (B)   (C)
     NAME OF ISSUER   TITLE OF CLASS   NUMBER        VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE  SHARED NONE
--------------------- -------------- --------- ---------------- ------------ ---- ---- -------- ------- -------- ------- ------ ----
Grubb & Ellis Co          Common     400095204     2,820,400.00   440,000.00 SHR    X                             440000
Guidance Software
   Inc.                   Common     401692108     6,360,566.88   455,628.00 SHR    X                             455628
Hittite Microwave
   Corp                   Common     43365Y104     8,501,280.00   178,000.00 SHR    X                             178000
I C Isaacs & Co Inc       Common     464192103       711,018.00 1,247,400.00 SHR    X                            1247400
Isle of Capri Casinos
   Inc                    Common     464592104    13,770,000.00 1,000,000.00 SHR    X                            1000000
Intersil Corp         Class A Common 46069S109     5,277,888.00   215,600.00 SHR    X                             215600
JP Morgan Chase & Co.     Common     46625H100     3,055,500.00    70,000.00 SHR    X                              70000
LDK Solar Co Ltd       Sponsored ADR 50183L107     2,115,450.00    45,000.00 SHR    X                              45000
Leadis Technology
   Inc.                   Common     52171N103     2,198,765.14   768,799.00 SHR    X                             768799
Level 3
   Communications         Common     52729N100     5,776,000.00 1,900,000.00 SHR    X                            1900000
Lodgenet
   Entertainment
   Corporation            Common     540211109    32,598,970.08 1,869,207.00 SHR    X                            1869207
Louisiana Bancorp
   Inc.                   Common     54619P104     1,050,049.00   100,100.00 SHR    X                             100100
Majesco Holdings Inc.     Common     560690208       540,000.00   400,000.00 SHR    X                             400000
Marchex Inc.              Common     56624R108    35,665,315.14 3,284,099.00 SHR    X                            3284099
Marinemax Inc.            Common     567908108    10,513,650.00   678,300.00 SHR    X                             678300
Marvell Technology
   Group Ltd              Common     G5876H105     7,409,400.00   530,000.00 SHR    X                             530000
Media Sciences Intl
   Inc                    Common     58446X107       360,370.10    83,807.00 SHR    X                              83807
Meridian Resources
   Corp                   Common     58977Q109     4,227,032.37 2,335,377.00 SHR    X                            2335377
Micron Technology
   Inc.                   Common     595112103     3,806,250.00   525,000.00 SHR    X                             525000
Microsoft Corp            Common     594918104     1,780,000.00    50,000.00 SHR    X                              50000
Midwest Air Group
   Inc.                   Common     597911106     8,040,840.00   543,300.00 SHR    X                             543300
Mitsubishi UFJ
   Financial Group        Common     606822104     1,866,000.00   200,000.00 SHR    X                             200000
Merrill Lynch & Co,
   Inc.                   Common     590188108     8,896,386.40   165,730.00 SHR    X                             165730
Morgan Stanley            Common     617446448     4,848,943.00    91,300.00 SHR    X                              91300
Mosys Inc                 Common     619718109     2,027,785.00   418,100.00 SHR    X                             418100
Multimedia Games Inc.     Common     749938106    12,137,669.04 1,455,356.00 SHR    X                            1455356
Nasdaq Stock Market
   Inc.                   Common     631103108     7,423,500.00   150,000.00 SHR    X                             150000
Nintendo Co. LTD ADR      Common     654445303     5,590,775.00    75,500.00 SHR    X                              75500
NMS Communications
   Corp                   Common     629248105       940,609.26   580,623.00 SHR    X                             580623
Northwest Airlines
   Corp                   Common     667280408    54,412,500.00 3,750,000.00 SHR    X                            3750000
Ohio Art Co               Common     677143109       273,375.00    40,500.00 SHR    X                              40500
Orbitz Worldwide,
   Inc.                   Common     68557K109    25,809,400.00 3,036,400.00 SHR    X                            3036400

                                    FORM 13F

                                                                  (SEC USE ONLY)

As of December 31, 2007  Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.

                                                                                                                        ITEM 8
                                                                      ITEM 5:            ITEM 6:                   VOTING AUTHORITY
         ITEM 1:          ITEM 2:     ITEM 3:       ITEM 4:         SHARES OF     INVESTMENT DISCRETION  ITEM 7:       (SHARES)
--------------------------------------------------------------- ----------------- --------------------- -------- -------------------
                                                                                          (B)
                                                                                        SHARED-
                                                                             SHR/         AS
                                                                             PRN/       DEFINED   (C)   MANAGERS
                                       CUSIP      FAIR MARKET     PRINCIPAL  PUT/  (A)    IN    SHARED-    SEE      (A)    (B)   (C)
     NAME OF ISSUER   TITLE OF CLASS   NUMBER        VALUE         AMOUNT    CALL SOLE INSTR. V  OTHER  INSTR. V   SOLE  SHARED NONE
--------------------- -------------- --------- ---------------- ------------ ---- ---- -------- ------- -------- ------- ------ ----
Peets Coffee & Tea
   Inc.                   Common     705560100    14,535,000.00   500,000.00 SHR    X                             500000
Penn National Gaming
   Inc.                   Common     707569109    23,797,609.20   399,624.00 SHR    X                             399624
Pharmarica
   Corporation            Common     71714F104     3,386,720.00   244,000.00 SHR    X                             244000
Planetout Inc.            Common     727058109     1,472,378.58   237,098.00 SHR    X                             237098
Pozen Inc.                Common     73941U102    10,291,020.00   857,585.00 SHR    X                             857585
Priceline Inc.            Common     741503403   228,881,522.00 1,992,700.00 SHR    X                            1992700
Pure Cycle Corp New       Common     746228303    20,151,175.91 2,620,439.00 SHR    X                            2620439
Qlogic Corp               Common     747277101     4,572,400.00   322,000.00 SHR    X                             322000
Realnetworks, Inc.        Common     75605L104    14,998,677.33 2,462,837.00 SHR    X                            2462837
Sandisk Corp              Common     80004C101     3,980,400.00   120,000.00 SHR    X                             120000
Scientific Learning
   Corp                   Common     808760102     1,608,000.00   300,000.00 SHR    X                             300000
Spectrum Control Inc.     Common     847615101       897,770.79    58,563.00 SHR    X                              58563
Sprint Nextel
   Corporation            Common     852061100     1,278,862.00    97,400.00 SHR    X                              97400
Starent Networks Corp     Common     85528P108     7,665,000.00   420,000.00 SHR    X                             420000
Sunair Electronics
   Inc                    Common     867017105     1,331,524.38   608,002.00 SHR    X                             608002
Supertex Inc.             Common     868532102     6,738,019.89   215,341.00 SHR    X                             215341
Synaptics Inc.            Common     87157D109     8,396,640.00   204,000.00 SHR    X                             204000
Tejas Incorporated        Common     879077105       379,023.00   252,682.00 SHR    X                             252682
Teradyne Inc.             Common     880770102     1,034,000.00   100,000.00 SHR    X                             100000
Terra Nova Financial
   Group, Inc.            Common     88102L204     3,344,000.00 2,200,000.00 SHR    X                            2200000
Tivo Inc.                 Common     888706108    37,530,000.00 4,500,000.00 SHR    X                            4500000
Trump Entertainment
   Resorts Inc.           Common     89816T103     5,467,647.80 1,271,546.00 SHR    X                            1271546
Tucows Inc.               Common     898697107     1,172,779.20 1,699,680.00 SHR    X                            1699680
UnitedHealth Group,
   Inc.                   Common     91324P102    90,210,000.00 1,550,000.00 SHR    X                            1550000
Universal Health
   Services Inc.      Class B Common 913903100    46,080,000.00   900,000.00 SHR    X                             900000
US Airways Group          Common     90341W108     3,949,414.35   268,485.00 SHR    X                             268485
Vaalco Energy Inc.        Common     91851C201     6,473,795.10 1,392,214.00 SHR    X                            1392214
Vistacare Inc.        Class A Common 92839Y109     2,617,793.75   361,075.00 SHR    X                             361075
Vonage Holdings Corp      Common     92886T201    11,500,000.00 5,000,000.00 SHR    X                            5000000
Website Pros Inc          Common     94769V105    25,735,887.00 2,216,700.00 SHR    X                            2216700
Webzen Inc.             Common ADR   94846M102     1,064,908.20   280,239.00 SHR    X                             280239
   Total Long
      Equities                                 1,332,279,511.76